Equity (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Schedule of changes in stock options outstanding [Table Text Block]
			Weighted average
	Outstanding		exercise price
Balance, March 31, 2021	2,830,839	C$	4.33
Granted	415,000		20.05
Cancelled	(12,500)		1.45
Exercised	(386,824)		6.74
Balance, March 31, 2022	2,846,515	C$	6.31
Granted	415,200		5.66
Expired	(133,300)		1.50
Forfeited	(55,000)		18.97
Balance, March 31, 2023	3,073,415	C$	6.20

Schedule of stock options outstanding and exercisable [Table Text Block]
Outstanding	Exercisable		Exercise price	Expiry date
2,000	2,000	C$	15.70	February 11, 2026
10,000	10,000		14.95	June 4, 2026
415,200	121,100		5.66	August 26, 2027
1,000,000	1,000,000		1.50	September 14, 2027
24,615	24,615		10.00	October 11, 2027
50,000	50,000		10.00	March 26, 2028
400,000	400,000		3.10	September 18, 2028
100,000	100,000		1.35	December 21, 2028
500,000	500,000		1.45	February 10, 2030
20,000	20,000		1.90	May 29, 2030
1,600	1,600		10.80	December 24, 2030
200,000	200,000		25.00	February 23, 2031
30,000	30,000		25.15	April 6, 2031
60,000	52,500		18.35	April 29, 2031
180,000	54,000		18.50	October 7, 2031
60,000	25,000		25.35	November 10, 2031
20,000	12,500		21.00	December 9, 2031
3,073,415	2,603,315

Schedule of warrants outstanding and exercisable [Table Text Block]
Outstanding		Exercisable		Exercise price	Expiry date
250,000	*	80,000	C$	6.20	May 22, 2023
300,000	**	300,000	C$	15.55	July 12, 2023
1,000,000		1,000,000	C$	15.00	January 12, 2024
1,917,050		1,917,050	C$	30.00	May 30, 2024
106,677	***	106,677	C$	30.00	September 15, 2024
3,573,727		3,403,727

Schedule of weighted average assumptions for stock options [Table Text Block]
	Fiscal Years
	2023	2022
Risk-free interest rate	3.05%	1.10%
Expected life (years)	5.00	9.88
Annualized volatility	131%	105%
Dividend rate	0.00%	0.00%

Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Schedule of changes in other equity instruments outstanding [Table Text Block]
	Warrants		Weighted average
	outstanding		exercise price
Balance, March 31, 2021	1,250,000	C$	13.25
Issued**	2,323,727		28.13
Balance, March 31, 2022 and 2023	3,573,727	C$	22.92

Restricted share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Schedule of changes in other equity instruments outstanding [Table Text Block]
Outstanding
Balance, March 31, 2021	356,800
Granted	8,000
Cancelled	(12,500)
Exercised	(290,800)
Balance, March 31, 2022	61,500
Granted	2,641,280
Cancelled	(150,000)
Exercised	(624,250)
Balance, March 31, 2023	1,928,530